Investment in Affiliate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
SciSparc U.S [Member]
Investments in Affiliate [Line Items]
Impairment loss	$ 56	$ 659
Jeffs' Brands Holding [Member]
Investments in Affiliate [Line Items]
Voting rights percentage	49.00%